Income Taxes, Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal	$ 5,244	$ 2,382	$ 3,507
State and local	2,005	1,140	561
Non-U.S.	154	170	183
Total current	7,403	3,692	4,251
Deferred:
Federal	(2,374)	1,706	156
State and local	(863)	236	564
Non-U.S.	(9)	28	(54)
Total deferred	(3,246)	1,970	666
Income tax expense	$ 4,157	$ 5,662	$ 4,917